ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising expense	¥ 3,244		¥ 4,551
Salary and welfare payables	53,731		28,579
Accrued fulfillment expenses	13,274		14,378
Accrued delivery service fees	21,108		16,255
Payable to marketplace sellers (note 1)	29,867		15,444
Deposits from marketplace sellers	13,564		11,311
Advances from customers	117,451		63,456	¥ 15,489
Tax Payables	9,576		2,691
Current portion of operating lease liabilities	37,713		31,099
Other financing payable (note 2)	141		25,569
Others	27,449		20,675
Total	¥ 327,118	$ 50,133	¥ 234,008